Mortgage banking activities (Tables)	12 Months Ended
Dec. 31, 2019
Mortgage Banking [Abstract]
Mortgage Banking Activities
	Years ended December 31,
(In thousands)	2019	2018	2017
Mortgage servicing fees, net of fair value adjustments:
Mortgage servicing fees	$46,952	$49,532	$48,300
Mortgage servicing rights fair value adjustments	(27,430)	(8,477)	(36,519)
Total mortgage servicing fees, net of fair value adjustments	19,522	41,055	11,781
Net gain on sale of loans, including valuation on loans held for sale	18,817	9,424	17,088
Trading account (loss) profit:
Unrealized (losses) gains on outstanding derivative positions	-	(253)	184
Realized (losses) gains on closed derivative positions	(6,246)	2,576	(3,557)
Total trading account (loss) profit	(6,246)	2,323	(3,373)
Total mortgage banking activities	$32,093	$52,802	$25,496